     As filed with the Securities and Exchange Commission on November 9, 1995.

                                       1933 Act:  Registration No. 33-2524
                                       1940 Act:  Registration No. 811-4448

                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [__X_]

              Pre-Effective Amendment No. ___           [_____]

              Post-Effective Amendment No._26_                   [_____]

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [__X__]

          Amendment No. __21_

                          (Check appropriate box or boxes.)

                           PAINEWEBBER MASTER SERIES, INC.
                  (Exact name of registrant as specified in charter)

                             1285 Avenue of the Americas
                              New York, New York  10019
                       (Address of principal executive offices)

      Registrant's telephone number, including area code: (212) 713-2000

                              DIANNE E. O'DONNELL, Esq.
                       Mitchell Hutchins Asset Management Inc.
                             1285 Avenue of the Americas
                              New York, New York  10019
                       (Name and address of agent for service)

                                     Copies to:
                                ELINOR W. GAMMON, Esq.
                             Kirkpatrick & Lockhart LLP
                               South Lobby - 9th Floor
                                 1800 M Street, N.W.
                             Washington, D.C.  20036-5891
                              Telephone: (202) 778-9000

              It is proposed that this filing will become effective:

     [__X__]   Immediately upon filing pursuant to Rule 485(b)

     [_____]   On _________________ pursuant to Rule 485(b)
     [_____] 60 days after filing pursuant to Rule 485 (a)(i) [_____] On _________________ pursuant to Rule 485 (a)(i)
     [_____] 75 days after filing pursuant to Rule 485(a)(ii) [_____] On _________________ pursuant to Rule 485(a)(ii)

     Registrant has filed a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940 and filed the notice required by such Rule for its most recent fiscal year on April 27, 1995.

                           PaineWebber Master Series, Inc.
                          Contents of Registration Statement


     This registration statement consists of the following papers and documents:

     Cover Sheet

     Contents of Registration Statement

     Cross Reference Sheets

     Class A, B, and D shares of:

     PaineWebber Asset Allocation Fund
     ---------------------------------

     Part A -         Prospectus*


     Part B -         Statement of Additional Information*

     PaineWebber Money Market Fund
     -----------------------------

     Part A -         Prospectus*


     Part B -         Statement of Additional Information*

     Part C - Other Information

     Signature Page

     Exhibits



     * Incorporated by reference from Post-Effective Amendment No. 25 to the registration statement of PaineWebber Master Series, Inc., SEC File No. 33-2524, filed June 30, 1995.

                                                       PaineWebber Master Series, Inc.

                                                         Class A, B, and D Shares of:

                                                      PaineWebber Asset Allocation Fund

                                                       Form N-1A Cross Reference Sheet

                     Part A Item No.
                       and Caption                                  Prospectus Caption
                     ---------------                                ------------------


                1.   Cover Page.............                        Cover Page

                2.   Synopsis...............                        Prospectus Summary

                3.   Condensed Financial                            Financial Information; Performance Information
                     Information............

                4.   General Description of                         Prospectus Summary; Investment Objective and
                     Registrant.............                        Policies; General Information

                5.   Management of the Fund..                       Management; General Information

                6.   Capital Stock and                              Cover Page; Conversion of Class B Shares;
                     Other Securities........                       Dividends and Taxes; General Information

                7.   Purchase of Securities                         Purchases; Exchanges; Other Services and
                     Being Offered...........                       Information; Management; Valuation of Shares

                8.   Redemption or                                  Redemptions; Other Services and Information
                     Repurchase..............

                9.   Pending Legal
                     Proceedings.............                       Not Applicable



                     Part B Item No.                                Statement of Additional
                       and Caption                                    Information Caption
                     ---------------                                -----------------------

               10.   Cover Page.............                        Cover Page

               11.   Table of Contents......                        Table of Contents

               12.   General Information
                     and History.............                       Other Information

               13.   Investment Objective and                       Investment Policies and Restrictions; Hedging
                     Policies................                       and Related Income Strategies; Portfolio
                                                                    Transactions

               14.   Management of the Fund..                       Directors and Officers

               15.   Control Persons and
                     Principal Holders of
                     Securities..............                       Directors and Officers

               16.   Investment Advisory and                        Investment Advisory and
                     Other Services..........                       Distribution Arrangements

               17.   Brokerage Allocation....                       Portfolio Transactions

               18.   Capital Stock and Other                        Conversion of Class B Shares; Other
                     Securities..............                       Information

               19.   Purchase, Redemption                           Reduced Sales Charges; Additional Exchange and
                     and Pricing of Securi-
                     ties Being Offered......                       Redemption Information; and Other Services;
                                                                    Valuation of Shares

               20.   Tax Status..............                       Taxes

               21.   Underwriters............                       Investment Advisory and Distribution
                                                                    Arrangements

               22.   Calculation of Performance Data.........
                                                                    Performance Information

               23.   Financial Statements.....                      Financial Statements


                                                       PaineWebber Master Series, Inc.

                                                         Class A, B and D Shares of:

                                                        PaineWebber Money Market Fund

                                                       Form N-1A Cross Reference Sheet

               Part A Item No. and Caption                       Prospectus Caption
               ---------------------------                       ------------------


       1.      Cover Page  . . . . . . . . . . . . . . . . . .   Cover Page

       2.      Synopsis  . . . . . . . . . . . . . . . . . . .   Prospectus Summary

       3.      Condensed Financial Information   . . . . . . .   Financial Highlights; Performance Information

       4.      General Description of Registrant   . . . . . .   Prospectus Summary; Investment Objectives and
                                                                 Policies; General Information

       5.      Management of the Fund  . . . . . . . . . . . .   Management; General Information

       6.      Capital Stock and Other Securities  . . . . . .   Cover Page; Conversion of Class B Shares; Dividends
                                                                 and Taxes; General Information

       7.      Purchases of Securities Being Offered   . . . .   Investing in the Fund

       8.      Redemption or Repurchase  . . . . . . . . . . .   Investing in the Fund

       9.      Pending Legal Proceedings   . . . . . . . . . .   Not Applicable



               Part B Item No. and Caption                       Statement of Additional Information Caption
               ---------------------------                       -------------------------------------------

       10.     Cover page  . . . . . . . . . . . . . . . . . .   Cover Page

       11.     Table of Contents   . . . . . . . . . . . . . .   Table of Contents

       12.     General Information and History   . . . . . . .   Other Information

       13.     Investment Objective and Policies   . . . . . .   Investment Policies and Restrictions; Hedging
                                                                 Strategies; Portfolio Transactions

       14.     Management of the Fund  . . . . . . . . . . . .   Directors and Officers

       15.     Control Persons and Principal Holders of
               Securities  . . . . . . . . . . . . . . . . . .   Directors and Officers

       16.     Investment Advisory and Other Services  . . . .   Investment Advisory and Distribution Arrangements;
                                                                 Other Information

       17.     Brokerage Allocation  . . . . . . . . . . . . .   Portfolio Transactions

       18.     Capital Stock and Other Securities  . . . . . .   Conversion of Class B Shares; Other Information

       19.     Purchase, Redemption and Pricing of Securities
               Being Offered   . . . . . . . . . . . . . . . .   Additional Exchange and Redemption Information;
                                                                 Reduced Sales Charges; Valuation of Shares

       20.     Tax Status  . . . . . . . . . . . . . . . . . .   Taxes

       21.     Underwriters  . . . . . . . . . . . . . . . . .   Investment Advisory and Distribution Arrangements

       22.     Calculation of Performance Data   . . . . . . .   Performance Information

       23.     Financial Statements  . . . . . . . . . . . . .   Financial Statements


                              PART C.  OTHER INFORMATION
                              --------------------------

     Item 24.  Financial Statements and Exhibits
               ---------------------------------
                   (a)  Financial Statements:

     PaineWebber Asset Allocation Fund
     ---------------------------------
     Included in part A of this Registration Statement:

              Financial Highlights for one Class B share of the Fund for each of the eight years in the period ended February 28, 1995 and for the period December 12, 1986 (commencement of operations) through February 28, 1987.


              Financial Highlights for one Class A share of the Fund for each of the three years in the period ended February 28, 1995 and for the period July 1, 1991 (commencement of offering) through February 29, 1992.


              Financial Highlights for one Class D share of the Fund for each of the two years in the period ended February 28, 1995 and for the period July 2, 1992 (commencement of offering) through February 28, 1993.

     Included in part B of this Registration Statement through incorporation by reference from the Annual Report to Shareholders (previously filed with the Securities and Exchange Commission through EDGAR on April 27, 1995. Accession No. 0000950112-95-001155):

              Portfolio of Investments at February 28, 1995.

              Statement of Assets and Liabilities at February 28, 1995.

              Statement of Operations for the year ended February 28, 1995.

              Statement of Changes in Net Assets for each of the two years in the period ended February 28, 1995.

              Notes to Financial Statements.

              Financial Highlights for one Class B share of the Fund for each of the five years in the period ended February 28, 1995.

              Financial Highlights for one Class A share of the Fund for each of the three years in the period ended February 28, 1995 and for the period July 1, 1991 (commencement of offering) through February 29, 1992.


              Financial Highlights for one Class D share of the Fund for each of the two years in the period ended February 28, 1995 and for the period July 2, 1992 (commencement of offering) through February 28, 1993.

              Report of Independent Accountants dated April 17, 1995 relating to PaineWebber Asset Allocation Fund and PaineWebber Blue Chip Growth Fund.


     PaineWebber Money Market Fund
     -----------------------------
     Included in part A of this Registration Statement:

              Financial Highlights for one Class B share of the Fund for each of the eight years in the period ended February 28, 1995 and for the period September 26, 1986 (commencement of operations) through February 28, 1987.


              Financial Highlights for one Class A share of the Fund for each of the three years in the period ended February 28, 1995 and for the period July 1, 1991 (commencement of offering) through February 29, 1992.


              Financial Highlights for one Class D share of PaineWebber Money Market Fund for each of the two years in the period ended February 28, 1995 and for the period July 14, 1992 (commencement of offering) through February 28, 1993.

     Included in part B of this Registration Statement through incorporation by reference from the Annual Report to Shareholders (previously filed with the Securities and Exchange Commission through EDGAR on May 3, 1995, Accession No. 0000950117-95-000133):

              Statement of Net Assets at February 28, 1995.

              Statement of Operations for the year ended February 28, 1995.

              Statement of Changes in Net Assets for each of the two years in the period ended February 28, 1995.

              Notes to Financial Statements.

              Financial Highlights for one Class B share of the Fund for each of the five years in the period ended February 28, 1995.

              Financial Highlights for one Class A share of the Fund for each of the three years in the period ended February 28, 1995 and for the period July 1, 1991 (commencement of offering) through February 29, 1992.


              Financial Highlights for one Class D share of the Fund for each of the two years in the period ended February 28, 1995 and for the period July 14, 1992 (commencement of offering) through February 28, 1993.

              Report of Independent Accountants dated April 17, 1995.


                      (b) Exhibits:

                               (1)     Amended and Restated Articles of
                                       Incorporation effective July 1, 1991 5/
                               (2)     (a)      Amended By-Laws 1/
                                       (b)      Certificate of Amendment dated
                                                September 24, 1994 to By-
                                                Laws 11/
                               (3)     Voting trust agreement - none
                               (4)     Instruments defining the rights of
                                       holders of the Registrant's common
                                       stock 12/
                               (5) Investment Advisory and Administration Contract 2/
                               (6)     (a)      Distribution Contract with
                                                respect to Class A shares 10/
                                       (b)      Distribution Contract with
                                                respect to Class B shares 10/
                                       (c)      Distribution Contract with
                                                respect to Class D shares 10/
                                       (d)      Exclusive Dealer Agreement with
                                                respect to Class A shares 10/
                                       (e)      Exclusive Dealer Agreement with
                                                respect to Class B shares 10/
                                       (f)      Exclusive Dealer Agreement with
                                                respect to Class D shares 10/
                               (7)     Bonus, profit sharing or pension plans -
                                       none
                               (8)     Custodian Agreement 3/
                               (9)     (a)      Transfer Agency Agreement 4/
                                       (b)      Service Contract 3/
                               (10)    (a)      Opinion and consent of
                                                Kirkpatrick & Lockhart, counsel
                                                to the Registrant with respect
                                                to Class A and Class B Shares 5/
                                       (b)      Opinion and consent of
                                                Kirkpatrick & Lockhart, counsel
                                                to the Registrant with respect
                                                to Class D Shares 7/
                               (11) Other opinions, appraisals, rulings and consents: Accountant's Consent
                                       (previously filed)
                               (12)    Financial statements omitted from
                                       prospectus - none
                               (13)    Letter of investment intent 1/
                               (14)    Prototype Retirement Plan 6/
                               (15)    (a)      Plan of Distribution pursuant to
                                                Rule 12b-1 with respect to Class
                                                A Shares 7/
                                       (b)      Plan of Distribution pursuant to
                                                Rule 12b-1 with respect to Class
                                                B Shares 7/

                                       (c)      Plan of Distribution pursuant to
                                                Rule 12b-1 with respect to Class
                                                D Shares 8/
                               (16)    (a)      Schedule for Computation of
                                                Performance Quotations with
                                                respect to Class B Shares 5/
                                       (b)      Schedule for Computation of
                                                Performance Quotations with
                                                respect to Class A Shares 7/
                                       (c)      Schedule for Computation of
                                                Performance Quotations with
                                                respect to Class D Shares 9/
                               (17) and
                               (27)    Financial Data Schedule (filed herewith)

                               (18)    Plan pursuant to Rule 18f-3 (filed
                                       herewith)



     ___________________

     1/ Incorporated by reference from Pre-Effective Amendment No. 2 to the registration statement, SEC File No. 33-2524, filed March 11, 1986.

     2/ Incorporated by reference from Post-Effective Amendment No. 8 to the registration statement, SEC File No. 33-2524, filed April 28, 1989.

     3/ Incorporated by reference from Post-Effective Amendment No. 11 to the registration statement, SEC File No. 33-2524, filed June 29, 1990.

     4/ Incorporated by reference from Post-Effective Amendment No. 13 to the registration statement, SEC File No. 33-2524, filed May 3, 1991.

     5/ Incorporated by reference from Post-Effective Amendment No. 14 to the registration statement, SEC File No. 33-2524, filed June 27, 1991.

     6/ Incorporated by reference from Post-Effective Amendment No. 20 to the registration statement of PaineWebber Managed Investments Trust, SEC File No. 2-91362, filed April 1, 1992.

     7/ Incorporated by reference from Post-Effective Amendment No. 16 to the registration statement, SEC File No. 33-2524, filed May 1, 1992.

     8/ Incorporated by reference from Post-Effective Amendment No. 18 to the registration statement, SEC File No. 33-2524, filed April 30, 1993.

     9/ Incorporated by reference from Post-Effective Amendment No. 19 to the registration statement, SEC File No. 33-2524, filed July 1,

              1993.

     10/ Incoporated by reference from Post-Effective Amendment No. 21 to the registration statement, SEC File No. 33-2524, filed July 1, 1994.

     11/ Incorporated by reference from Post-Effective Amendment No. 24 to the registration statement, SEC File No. 33-2524, filed June 27, 1995.

     12/ Incorporated by reference from Articles Sixth, Seventh, Eighth, Eleventh and Twelfth of the Registrant's Articles of Incorporation and from Articles II, VIII, X, XI and XII of the Registrant's By-Laws, as amended September 28, 1994.



     Item 25.  Persons Controlled by or under Common Control with Registrant
               -------------------------------------------------------------
     None


     Item 26. Number of Holders of Securities
              -------------------------------

                                                     Number of Record
                                                     Shareholders as of
              Title of Class                         November 6, 1995
              --------------                         ------------------


              Shares of common stock
              ($.001 par value)



              PaineWebber Asset Allocation Fund
                       - Class A shares                     14,575
                       - Class B shares                      5,148
                       - Class D Shares                        705


              PaineWebber Money Market Fund
                       - Class A shares                      1,611
                       - Class B shares                      2,129
                       - Class D shares                        428

     Item 27.  Indemnification
               ---------------
     Article Eleventh of the Amended and Restated Articles of Incorporation provides that the directors and officers of the Registrant shall not be liable to the Registrant or to any of its stockholders for monetary damages to the maximum extent permitted by applicable law. Article Eleventh also provides that any repeal or modification of Article Eleventh or adoption, or modification of any other provision of the Articles or By-Laws inconsistent with Article Eleventh shall not adversely affect any limitation of liability of any director or officer of the Registrant with respect to any act or failure to act which occurred prior to such repeal, modification or adoption.

     Article Eleventh of the Amended and Restated Articles of Incorporation and
     Section 10.01 of Article X of the By-Laws provide that the Registrant shall indemnify and advance expenses to its present and past directors, officers, employees and agents, and any persons who are serving or have served at the request of the Registrant as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, or enterprise, to the fullest extent permitted by law.

     Section 10.02 of Article X of the By-Laws further provides that the Registrant may purchase and maintain insurance on behalf of any person who is or was a director, officer or employee of the Registrant, or is or was serving at the request of the Registrant as a director, officer or employee of a corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him or out of his or her status as such whether or not the Registrant would have the power to indemnify him or her against such liability.

     Section 9 of the Investment Advisory and Administration Contract provides that Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins") shall not be liable for any error of judgment or mistake of law or for any loss suffered by Registrant in connection with the matters to which the Contract relates except for a loss resulting from willful misfeasance, bad faith or gross negligence of Mitchell Hutchins in the performance of its duties or from its reckless disregard of its obligations and duties under the Contract. Section 9 further provides that any person, even though also an officer, partner, employee or agent of Mitchell Hutchins, who may be or become an officer, director, employee or agent of Registrant shall be deemed, when rendering services to the Registrant or acting with respect to any business of the Registrant, to be rendering such service to or acting solely for the Registrant and not as an officer, partner, employee, or agent or one under the control or direction of Mitchell Hutchins even though paid by it.

     Section 9 of each Distribution Contract provides that the Registrant will indemnify Mitchell Hutchins and its officers, directors or controlling persons against all liabilities arising from any alleged untrue statement of material fact in the Registration Statement or from alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity with information furnished by Mitchell Hutchins to the Registrant for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence or willful misfeasance; and shall not inure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933. Section 9 of each Distribution Contract also provides that Mitchell Hutchins agrees to indemnify, defend and hold the Registrant, its officers and directors free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by Mitchell Hutchins for use in the Registration Statement or arising out of an agreement between Mitchell Hutchins and any retail dealer, or arising out of supplementary literature or advertising used by Mitchell Hutchins in connection with each Distribution Contract.

     Section 9 of each Exclusive Dealer Agreement contains provisions similar to Section 9 of each Distribution Contract, with respect to PaineWebber Incorporated ("PaineWebber").

     Section 7 of the Service Contract provides that PaineWebber shall be indemnified and held harmless by the Registrant against all liabilities, except those arising out of bad faith, gross negligence, willful misfeasance or reckless disregard of its duties under the Service Contract.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


     Item 28.  Business and Other Connections of Investment Adviser
               ----------------------------------------------------
     Mitchell Hutchins, a Delaware corporation, is a registered investment adviser and is a wholly owned subsidiary of PaineWebber which is, in turn, a wholly owned subsidiary of Paine Webber Group Inc. Mitchell Hutchins is primarily engaged in the investment advisory business. Information as to the officers and directors of Mitchell Hutchins is included in its Form ADV filed on February 22, 1995, with the Securities and Exchange Commission (registration number 801-13219) and is incorporated herein by reference.


     Item 29.  Principal Underwriters
               ----------------------
              a) Mitchell Hutchins serves as principal underwriter and/or investment adviser for the following investment companies:

                      ALL-AMERICAN TERM TRUST INC.
                      GLOBAL HIGH INCOME DOLLAR FUND INC.



                      GLOBAL SMALL CAP FUND INC.
                      MITCHELL HUTCHINS/KIDDER, PEABODY INSTITUTIONAL SERIES
     TRUST
                      MITCHELL HUTCHINS/KIDDER, PEABODY INVESTMENT TRUST MITCHELL HUTCHINS/KIDDER, PEABODY INVESTMENT TRUST II MITCHELL HUTCHINS/KIDDER, PEABODY INVESTMENT TRUST III PAINEWEBBER AMERICA FUND




                      PAINEWEBBER INVESTMENT SERIES
                      PAINEWEBBER MANAGED ASSETS TRUST
                      PAINEWEBBER MANAGED INVESTMENTS TRUST
                      PAINEWEBBER MASTER SERIES, INC.
                      PAINEWEBBER MUNICIPAL SERIES
                      PAINEWEBBER MUTUAL FUND TRUST
                      PAINEWEBBER OLYMPUS FUND
                      PAINEWEBBER PREMIER HIGH INCOME TRUST INC.
                      PAINEWEBBER PREMIER INSURED MUNICIPAL INCOME FUND INC. PAINEWEBBER PREMIER TAX-FREE INCOME FUND, INC. PAINEWEBBER REGIONAL FINANCIAL GROWTH FUND INC. PAINEWEBBER SECURITIES TRUST
                      PAINEWEBBER SERIES TRUST
                      STRATEGIC GLOBAL INCOME FUND INC.



                      TRIPLE A AND GOVERNMENT SERIES - 1997, INC.
                      2002 TARGET TERM TRUST INC.

              b) Mitchell Hutchins is the principal underwriter for the Registrant. PaineWebber acts as exclusive dealer for the shares of the Registrant. The directors and officers of Mitchell Hutchins, their principal business addresses, and their positions and offices with Mitchell Hutchins are identified in its Form ADV filed February 22, 1995, with the Securities and Exchange Commission (registration number 801-13219). The directors and officers of PaineWebber, their principal business addresses, and their positions and offices with PaineWebber are identified in its Form ADV filed March 31, 1995, with the Securities and Exchange Commission (registration number 801-7163). The foregoing information is hereby incorporated herein by reference. The information set forth below is furnished for those directors and officers of Mitchell Hutchins or PaineWebber who also serve as directors or officers of the Registrant:


                                                                             Position and Offices
       Name and Principal                        Position With               With Underwriter or
       Business Address                          Registrant                  Exclusive Dealer
       ------------------                        -------------               ---------------------


       Frank P.L. Minard                         Director                    Chairman of the Board of
       1285 Avenue of the Americas                                           Mitchell Hutchins and a
       New York, New York  10019                                             Director of Mitchell Hutchins
                                                                             and PaineWebber

       Margo N. Alexander                        President                   President, Chief Executive
       1285 Avenue of the Americas                                           Officer and a Director of
       New York, New York 10019                                              Mitchell Hutchins


       Teresa M. Boyle                           Vice President              First Vice President and
       1285 Avenue of the Americas                                           Manager - Advisory
       New York, New York  10019                                             Administration of Mitchell
                                                                             Hutchins

       Joan L. Cohen                             Vice President              Vice President and Attorney of
       1285 Avenue of the Americas                                           Mitchell Hutchins
       New York, New York  10019

       Karen L. Finkel                           Vice President              First Vice President and
       1285 Avenue of the Americas                                           Portfolio Manager of Mitchell
       New York, New York 10019                                              Hutchins

       Ellen R. Harris                           Vice President              Managing Director of Mitchell
       1285 Avenue of the Americas                                           Hutchins
       New York, New York  10019


                                                                             Position and Offices
       Name and Principal                        Position With               With Underwriter or
       Business Address                          Registrant                  Exclusive Dealer
       ------------------                        -------------               ---------------------
       C. William Maher                          Vice President              First Vice President
       1285 Avenue of the Americas               and Assistant               of Mitchell Hutchins
       New York, New York 10019                  Treasurer

       Ann E. Moran                              Vice President              Vice President of Mitchell
       1285 Avenue of the Americas               and Assistant Treasurer     Hutchins
       New York, New York  10019

       Dianne E. O'Donnell                       Vice President              Senior Vice President and
       1285 Avenue of the Americas               and Secretary               Deputy General Counsel of
       New York, New York  10019                                             Mitchell Hutchins

       Victoria E. Schonfeld                     Vice President              Managing Director and General
       1285 Avenue of the Americas                                           Counsel of Mitchell Hutchins
       New York, New York  10019

       Paul H. Schubert                          Vice President              Vice President of Mitchell
       1285 Avenue of the Americas               and Assistant               Hutchins
       New York, New York  10019                 Treasurer





       Julian F. Sluyters                        Vice President and          Senior Vice President and
       1285 Avenue of the Americas               Treasurer                   Director of Mutual Fund Finance
       New York, New York  10019                                             Division of Mitchell Hutchins

       Gregory K. Todd                           Vice President              First Vice President and
       1285 Avenue of the Americas               and Assistant               Associate General Counsel of
       New York, New York  10019                 Secretary                   Mitchell Hutchins




     C) None


     Item 30.  Location of Accounts and Records
               --------------------------------
     The books and other documents required by paragraphs (b)(4), (c) and (d) of Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of Mitchell Hutchins, 1285 Avenue of the Americas, New York, New York 10019. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant's transfer agent and custodian.

     Item 31.  Management Services
               -------------------
     Not applicable.




     Item 32.  Undertakings
               ------------
     Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                     SIGNATURES

              Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, PaineWebber Master Series, Inc., certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 26 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of New York and State of New York, on the 7th day of November, 1995.

                                       PAINEWEBBER MASTER SERIES, INC.

                                           /s/ Dianne E. O'Donnell
                                       By: ________________________________
                                           Dianne E. O'Donnell
                                           Vice President and Secretary

              Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:

          Signature                                 Title                                 Date
          ---------                                 -----                                 ----


       /s/ Margo N. Alexander                   President (Chief Executive Officer)    November 7, 1995
       ------------------------
       Margo N. Alexander*

       /s/ E. Garrett Bewkes, Jr.               Director and Chairman                  November 7, 1995
       -------------------------                of the Board of Directors
       E. Garrett Bewkes, Jr.**

       /s/ Meyer Feldberg                       Director                               November 7, 1995
       -----------------------
       Meyer Feldberg***

       George W. Gowen                          Director                               November 7, 1995
       ------------------------
       George W. Gowen****

       Frederic V. Malek                        Director                               November 7, 1995
       -----------------------
       Frederic V. Malek****

       Frank P. L. Minard                       Director                               November 7, 1995
       ------------------------
       Frank P. L. Minard**


          Signature                                 Title                                 Date
          ---------                                 -----                                 ----


       Judith Davidson Moyers                   Director                               November 7, 1995
       ------------------------
       Judith Davidson Moyers****

       Julian F. Sluyters                       Vice President and Treasurer           November 7, 1995
       -----------------------                  (Principal Financial and
       Julian F. Sluyters*****                  Accounting Officer)


                                SIGNATURES (Continued)

     * Signature affixed by Elinor W. Gammon pursuant to power of attorney dated May 8, 1995 and incorporated by reference from Post-Effective Amendment No. 34 to the registration statement of PaineWebber America Fund, SEC File No. 2-78626, filed May 10, 1995.

     **       Signatures affixed by Elinor W. Gammon pursuant to powers of attorney dated January 3, 1994 and November 20, 1993, respectively, and incorporated by reference from Post-Effective Amendment No. 20 to the registration statement of PaineWebber Master Series, Inc., SEC File No. 33-2524, filed February 28, 1994.

     ***      Signature affixed by Elinor W. Gammon pursuant to power of attorney dated December 27, 1990 and incorporated by reference from Post-Effective Amendment No. 2 to the registration statement of PaineWebber Regional Financial Growth Fund Inc., SEC File No. 33-33231, filed May 1, 1991.

     ****     Signatures affixed by Elinor W. Gammon pursuant to powers of attorney dated March 27, 1990 and incorporated by reference from Post-Effective Amendment No. 10 to the registration statement of PaineWebber Master Series, Inc., SEC File No. 33-2524, filed May 2, 1990.

     ***** Signature affixed by Elinor W. Gammon pursuant to power of attorney dated April 16, 1993 and incorporated by reference from Post-Effective Amendment No. 27 to the registration statement of PaineWebber Managed Investments Trust, SEC File No. 2-91362, filed January 31, 1994.

                           PAINEWEBBER MASTER SERIES, INC.

                                    EXHIBIT INDEX
                                    -------------
     Exhibit

     (1)      Amended and Restated Articles of Incorporation effective
              July 1, 1991 5/
     (2)      (a)     Amended By-Laws 1/
              (b)     Certificate of Amendment dated September 24, 1994 to By-
                      Laws 11/
     (3)      Voting trust agreement - none
     (4) Instruments defining the rights of holders of the Registrant's common stock 12/
     (5)      Investment Advisory and Administration Contract 2/
     (6)      (a)     Distribution Contract with respect to Class A Shares 10/
              (b)     Distribution Contract with respect to Class B Shares 10/
              (c)     Distribution Contract with respect to Class D Shares 10/
              (d)     Exclusive Dealer Agreement with respect
                      to Class A Share 10/
              (e)     Exclusive Dealer Agreement with respect
                      to Class B Shares 10/
              (f)     Exclusive Dealer Agreement with respect
                      to Class D Shares 10/
     (7)      Bonus, profit sharing or pension plans - none
     (8)      Custodian Agreement 3/
     (9)      (a)     Transfer Agency Agreement 4/
              (b)     Service Contract 3/
     (10)     (a)     Opinion and consent of Kirkpatrick &
                      Lockhart, counsel to the Registrant,
                      with respect to Class A and B Shares 5/
              (b)     Opinion and consent of Kirkpatrick &
                      Lockhart, counsel to the Registrant,
                      with respect to Class D Shares 7/
     (11)     Other opinions, appraisals, rulings and consents:
              Accountant's Consent (previously filed)
     (12)     Financial Statements omitted from prospectus - none
     (13)     Letter of investment intent 1/
     (14)     Prototype Retirement Plan 6/
     (15)     (a)     Plan of Distribution pursuant to Rule 12b-1 with
                      respect to Class A Shares 7/
              (b)     Plan of Distribution pursuant to Rule
                      12b-1 with respect to Class B Shares 7/
              (c)     Plan of Distribution pursuant to Rule
                      12b-1 with respect to Class D Shares 8/
     (16)     (a)     Schedule for Computation of Performance
                      Quotations with respect to Class B
                      Shares 5/
              (b)     Schedule for Computation of Performance
                      Quotations with respect to Class A
                      Shares 7/
              (c)     Schedule for Computation of Performance
                      Quotations with respect to Class D
                      Shares 9/
     (17) and

     (27)     Financial Data Schedule (filed herewith)
     (18)     Plan pursuant to Rule 18f-3 (filed herewith)


     ______________

     1/ Incorporated by reference from Pre-Effective Amendment No. 2 to the registration statement, SEC File No. 33-2524, filed March 11, 1986.

     2/ Incorporated by reference from Post-Effective Amendment No. 8 to the registration statement, SEC File No. 33-2524, filed April 28, 1989.

     3/ Incorporated by reference from Post-Effective Amendment No. 11 to the registration statement, SEC File No. 33-2524, filed June 29, 1990.

     4/ Incorporated by reference from Post-Effective Amendment No. 13 to the registration statement, SEC File No. 33-2524, filed May 3, 1991.

     5/ Incorporated by reference from Post-Effective Amendment No. 14 to the registration statement, SEC File No. 33-2524, filed June 27, 1991.

     6/ Incorporated by reference from Post-Effective Amendment No. 20 to the registration statement of PaineWebber Managed Investments Trust, SEC File No. 2-91362, filed April 1, 1992.

     7/ Incorporated by reference from Post-Effective Amendment No. 16 to the registration statement, SEC File No. 33-2524, filed May 1, 1992.

     8/ Incoporated by reference from Post-Effective Amendment No. 18 to the registration statement, SEC File No. 33-2524, filed April 30, 1993.

     9/ Incorporated by reference from Post-Effective Amendment No. 19 to the registration statement, SEC File No. 33-2524, filed July 1, 1993.

     10/ Incorporated by reference from Post-Effective Amendment No. 21 to the registration statement, SEC File No. 33-2524, filed July 1, 1994.

     11/ Incorporated by reference from Post-Effective Amendment No. 24 to the registration statement, SEC File No. 33-2524, filed June 27, 1995.

     12/ Incorporated by reference from Articles Sixth, Seventh, Eighth, Eleventh and Twelfth of the Registrant's Articles of Incorporation and from Articles II, VIII, X, XI and XII of the Registrant's By-Laws, as amended September 28, 1994.